Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	At December 31,
	2025	2024
Total accounts receivable	$1,714,332	$918,926
Allowance	(492,269)	(4,834)
	$1,222,063	$914,092